Common Stock (Common Stock) (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2009
Balance, shares	4,518,132,365	4,520,144,964
Balance	¥ 408,810	¥ 409,129
Issuance of common stock	252,420
Common stock (notes 9 and 11)
Balance, shares	4,518,132,365	4,520,144,964	3,368,126,056
Balance	408,810	409,129	282,033
Issuance of common stock	126,776
Issuance of common stock, shares	1,150,000,000
Conversion of convertible bonds, shares	6,309	2,012,599
Conversion of Stock, Amount Converted	¥ 1	¥ 319